Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables [abstract]
Trade receivables	$ 1,500	$ 1,414
Less: allowance for doubtful accounts	(39)	(42)	$ (47)
Less: allowance for sales adjustments	(46)	(45)
Net trade receivables	1,415	1,327
Other receivables	42	65
Trade and other receivables	$ 1,457	$ 1,392